FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Fair value of derivative financial instruments designated as hedges (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Fair value of derivative financial instruments designated as hedges	$ 464,990	$ 259,028
Cash flow hedges
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Fair value of derivative financial instruments designated as hedges	418,600	227,000
Fair value hedges
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Fair value of derivative financial instruments designated as hedges	$ 46,400	$ 32,000